SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Summary Of Material Accounting Policies
SUMMARY OF MATERIAL ACCOUNTING POLICIES

3.	SUMMARY OF MATERIAL ACCOUNTING POLICIES

The accounting practices adopted by the Company are consistent in all the years presented. There were no changes in accounting policies and in calculation methods used for the annual financial statements as at December 31, 2023, compared to those presented in the financial statements for the years ended December 31, 2022, and 2021.

For better understanding, the material accounting policies adopted by the Company and applied in the preparation of these financial statements have been included in the respective accompanying notes, except for the policies described below, which may permeate more than one subject of the financial statements and have therefore been summarized in this accompanying note.

3.1 Recently issued IFRS

The new standards, which became effective are not applicable or did not have any material impact for the Company for the preparation of these consolidated financial statements. Below are the main changes in accounting standards which, in management's opinion, could have an impact on the Company's subsequent disclosures:

(i)	On May 25, 2023, the IASB® published amendments to IAS 7 – Statement of Cash Flows and IFRS 7 – Financial Instruments: Disclosures, which establish new disclosure requirements for financing transactions with suppliers, the so-called "drawn risk". These requirements must be adopted by companies that adhere to the IFRS® as of 2024. The Company is evaluating the impacts of these changes, for any additional corresponding disclosures in future individual and consolidated financial statements, even though these transactions are not material to the Group, as disclosed in note 26 – Trade payables.

(ii)	In August 2023, the IASB® issued amendments to IAS 21 – The Effects of Changes in Foreign Exchange Rates. The modifications implemented will require the application of a consistent approach when assessing whether a currency can be exchanged for another currency and, when it cannot, determining the exchange rate to be used, and the related disclosures. The Company is evaluating the impacts of these standards, the adoption of which is required for fiscal years beginning on January 1, 2025.

(iii)	In December 2021, the Organisation for Economic Cooperation and Development ("OECD"), as part of the Inclusive Framework on Base Erosion and Profit Shifting ("BEPS") project, released the Pillar Two model rules (or Global Anti-Base Erosion Model Rules - GloBE), aiming at a common approach to international corporate taxation, in order to ensure that multinational economic groups within the scope of these rules calculate taxes on profit at a minimum effective rate of 15% in each country where they operate. These rules will have to be approved locally in each country that adheres the proposal, via applicable legislation, some of which have already promulgated new laws or are in the process of discussing and approving them. In May 2023, the IASB® issued scope changes to IAS 12 – Income Taxes to allow a temporary exemption in accounting for deferred income taxes arising from promulgated or substantially promulgated legislation implementing OECD Pillar Two, an exemption which has been adopted by the Group. Considering the legislation already published in the countries in which the Company operates, the Company has estimated the impacts on the 2023 financial statements and the amount is not material.

In addition of these, the Company does not anticipate that there are any other standards or amendments to IFRS® standards or IFRIC interpretations that have not come into force yet and that could have a significant impact on the Group's individual and consolidated financial statements.

3.2 Consolidated financial statements

The financial statements of subsidiaries, joint arrangements and associates used in these consolidated financial statements are prepared for the same reporting period as Ambev, using a consistent accounting policy.

All intercompany transactions, balances and unrealized gains or losses on transactions between consolidated companies were integrally eliminated.

3.2.1 Subsidiaries

The Company controls an entity when it is exposed to or has rights to variable returns due to its involvement with the entity, and it can affect those returns through its power over the entity. When assessing control, potential voting rights are considered. Control is presumed to exist where the Company owns, directly or indirectly, more than half of the voting rights (which does not always equate to economic ownership), unless it can be demonstrated that such ownership does not confer control.

Subsidiaries are consolidated from the date on which control is obtained by the Company, except when the predecessor basis of accounting is applied to transactions of business combinations under common control. Consolidation is discontinued from the date on which control ceases.

3.2.2 Associates

Associates are companies which the Company has significant influence over the financial and operational policies but does not control.

3.2.3 Joint arrangements

Joint arrangements are all entities over which the Company shares control with one or more parties. Joint arrangements are classified either as joint operations or joint ventures depending on the contractual rights and obligations of each investor.

3.2.4 Business combination

Ambev uses the acquisition method to account its business combinations. The consideration transferred for the acquisition of a subsidiary represents the fair value of the assets transferred, the liabilities incurred, and the equity interest issued by Ambev. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration agreement, when applicable. Costs related to the acquisition are recognized in income as they are incurred. Assets, liabilities and contingent liabilities acquired/assumed in a business combination are recognized initially at their fair value as at the acquisition date. Ambev recognizes the non-controlling interest in the acquiree, either at its fair value or at the non-controlling interest’s proportional share of the net assets acquired. The measurement of the non-controlling interest to be recognized is determined for each acquisition.

The excess of: (i) the consideration paid; plus (ii) the amount of any non-controlling interests in the acquiree (when applicable); and (iii) the fair value, at the acquisition date, of any previous equity interest in the acquiree, over the fair value of the net identifiable assets acquired, at the date of acquisition, is recorded as goodwill. When the consideration transferred is less than the fair value of the net assets acquired, the difference is recognized directly in income.

3.2.5 Business combination between entities under common control

Business combinations between entities under common control have not been addressed under IFRS how they should be disclosed remains unclear. IFRS 3 - Business Combinations is the standard applicable to business combinations, but its scope explicitly excludes business combinations between entities under common control, thus, in evaluating transactions of this nature, Management’s judgment is required to adequately reflect the essence and economic reality of each transaction.

3.2.5.1 Predecessor basis of accounting

In accordance with IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors, Management has adopted the predecessor basis of accounting, which is consistent with United States Generally Accepted Accounting Principles (“USGAAP”) and United Kingdom Generally Accepted Accounting Principles (“UKGAAP”), to record the carrying amount of the asset received, as recorded by the parent company.

Under the predecessor basis of accounting, when accounting for a transfer of assets between entities under common control, the entity that receives the net assets or the equity interests (the acquirer) shall initially record the assets and liabilities transferred at their parent book value as at the transfer date. If the book value of the assets and liabilities transferred by the parent is different from the historical cost recorded by the controlling entity of the entities under common control (the ultimate parent), the financial statements of the acquirer shall reflect the assets and liabilities transferred at the same cost of the ultimate parent, as a counter-entry to shareholders' equity against the carrying value adjustments.

3.2.5.2 Assets Swap

For transactions between entities under common control that involve the disposal or transfer of assets from the subsidiary to its parent company (i.e., above the level of the consolidated financial statements), the Company assesses the existence of: (i) any conflicts of interest; and (ii) the economic substance and purpose of the transaction. Having fulfilled these assumptions, the Company adopted as a policy the concepts of IAS 16 – Property, Plant and Equipment in order to provide adequate visibility and a fair impact on the amount of distributable results to its shareholders, specially the non-controlling interest. This policy also includes assets acquired through the swapping of non-cash assets, or swaps with a combination of cash and non-cash assets. The assets swapped may be of the same or a different nature. The cost of such assets is measured at fair value, unless: (i) the swap transaction is not commercial in nature; or (ii) the fair value of the asset received (and the asset assigned) cannot be reliably measured. The acquired asset is measured in this way even if the assignor entity cannot immediately remove the asset from its books. If the acquired asset is not measurable at fair value, its cost is determined based on the book value of the assigned asset.

Whenever assets distributed are not recorded as cash, the asset, before distribution, is recorded at its fair value in the income account. This procedure is applicable to distributions where the assets are of the same nature and therefore can be treated equally. However, similarly to IFRIC 17 - Distributions of Non-cash Assets to Owners, in the absence of a specific accounting practice for transactions under common control, the Company applies these procedures as part of its accounting practices. We also apply the same procedures to sales (products, supplies, etc.) to its controlling entity, where the positive result of the sale is recognized in income.

3.3 Financial reporting in hyperinflationary economies

Under IAS 29 – Financial Reporting in Hyperinflationary Economies, the non-monetary assets and liabilities, the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated to reflect changes in the general purchasing power of the local currency by applying a general price index. On a monthly basis, the Company estimates the applicable general price index since the official release of the index takes place after the end of the accounting period. The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether using the historical costs approach or the current costs approach, shall be stated in terms of the unit of measurement in force at the end of the reporting period, and translated into Reais at the closing rate for the period.

To determine if the economy of any of its operations is hyperinflationary, the Company assesses quantitative and qualitative aspects of the country's economic environment, such as the inflation rate recorded over the last three years. On July 1, 2018, the Argentine economy was considered by the Company to be hyperinflationary, under the terms of IAS 29, considering the increase in the official price indices accumulated in the period (National Consumer Price Index - "IPC"), measured by INDEC (National Institute of Statistics and Census). Since the company does not operate directly in a hyperinflationary economy, but one of its subsidiaries does, the restatement of comparative balances from previous years is not carried out, in accordance with IAS 21 - The Effects of Changes in Foreign Exchange Rates, however, the precepts of the standard are applied to the balances and transactions of the affected subsidiary.

3.4 Present value adjustment.

The elements of assets and liabilities, when relevant, are adjusted to their present value, considering the following assumptions for the calculation: i) the amount to be discounted; ii) the settlement dates; and iii) the discount rate, in accordance with IFRS 13 - Fair Value Measurement.

3.5 Tax incentives and subsidized loans

The Company and its subsidiaries enjoy state tax benefits in Brazil, provided by government grants. Referred grants may be as rate reduction, calculation basis reduction, financing or subsidized loans, assumed credits, effective collection, payment deferral or partial reductions of state tax payable. The effective collection incentives are recorded in the operating net revenue, by its nature, as the others are recognized in other operating income.

Among the tax incentives granted to the Company, there are state tax incentive programs to promote industrial development either by financing or by deferring payment of taxes. These state programs are intended to promote long-term increases in employment and industrial decentralization, as well as to complement and diversify the industrial states.

In the case of these programs, the tax terms are set out in the respective state normative acts and, when conditions for obtaining these grants exist, they are under the Company's control. Such benefits comply with the systematic set by Complementary Federal Law 160/2017 and by Convênio CONFAZ 190/2017. The benefits of the delayed payment of such taxes are recorded in the income statement, on an accrual basis.

Since it is benefits on financing category or tax payment deferring, as the interest rates and/or terms of these loans are advantageous compared to market conditions, these benefits are considered as subsidized loans as intended by IAS 20 - Accounting for Government Grants and Disclosure of Government Assistance. The respective subsidies consist of the gains identified by comparing the value of these operations under the market conditions to the value agreed in the contracts. Thereby, upon receipt of funding, the subsidy calculated is recorded in Other operating income, following the treatment for the other ICMS subsidies of similar nature. Management reviews the market conditions prevailing in the year to assess such subsidies on an annual basis.

Monthly, considering the value of the consideration, the period to maturity, the contract interest rate and the abovementioned discount rate, the reduction in present value adjustment is allocated to financial income, so as to bring the balance to zero by the time of settlement of each consideration.

Such financing is recognized as liability adjusted to its present value. When there is an intervening financial institution in the transaction, the financing is recorded at “Interest-bearing loans and borrowings”, otherwise, its recorded at “Trade payables”, because of the underlying economic essence and nature of the transaction.